Acquisition	9 Months Ended
Dec. 31, 2018
Acquisition
Acquisition

On July 20, 2018, we entered into a Purchase Agreement with United Games Marketing LLC, a Utah limited liability company, to purchase its wholly owned subsidiaries United Games, LLC and United League, LLC for 50,000,000 shares of our common stock. United Games, LLC and United League, LLC provide distributor marketing back-office and commission tools and online sports gaming experience for users of their applications distributed through their networks of affiliates therefore we expect significant synergies to exist as a result of combining operations.

The transaction was accounted for as a business combination using the acquisition method of accounting in accordance with the FASB (ASC Topic 805). The following table summarizes the purchase accounting for the fair value of the assets acquired and liabilities assumed at the date of the acquisition and the gain on bargain purchase which resulted from the fair value of the intangible assets acquired exceeding the fair value of our common stock given as consideration.

Cash	$3,740
Receivables	361,345
Intangible assets (see Note 2)	3,150,000
Total assets acquired	3,515,085

Accounts payable and accrued liabilities	409,803
Total liabilities assumed	409,803

Net assets acquired	3,105,282

Consideration	1,100,000

Gain on bargain purchase	$2,005,282

United Games, LLC and United League, LLC recorded combined revenue of $912,163 and a combined net loss of $55,687 since the July 20, 2018 acquisition date, which were included in our consolidated statement of operations for the nine months ended December 31, 2018.

The table below represents the pro forma revenue and net income (loss) for the three and nine months ended December 31, 2018 and 2017, assuming the acquisition had occurred on April 1, 2017, pursuant to ASC Subtopic 805-10-50. This pro forma information does not purport to represent what the actual results of our operations would have been had the acquisition occurred on this date nor does it purport to predict the results of operations for future periods:

	Three months ended December 31,		Nine months ended December 31,
	2018	2017	2018	2017
Revenues	$6,998,654	$4,535,491	$21,768,049	$14,621,592
Net (loss)	$(348,863)	$(7,710,557)	$(1,217,837)	$(14,161,648)
Loss per common share	$(0.00)	$(0.00)	$(0.00)	$(0.01)